CONDENSED CONSOLIDATED INTERIM SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments to acquire property, plant, and equipment			$ 21.5		$ 36.3
Property Management Fee, Percent Fee	0.60%	1.00%	0.70%	0.70%
Capitalized investments	$ 2.2	$ 2.3	$ 4.1	$ 2.6
Unamortized investments	0.8		0.8		6.5
Impairment charges	$ 0.4	$ 0.0	1.5	$ 0.0
Seller Provided Installment Financing [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments to acquire property, plant, and equipment			$ 0.5		$ 1.3